Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer $ / shares shares	Dec. 31, 2020 USD ($) Customer	Jan. 01, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Selling, General and Administrative Expense | $	$ 6,000	$ 3,000
Divident Declared | $	$ 0
Subsequent Event [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Right-of-Use Asset | $			$ 10,000
Subsequent Event [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Right-of-Use Asset | $			$ 15,000
AONE [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Securities Called by Each Warrant	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50
Public Warrants [Member] | AONE [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	5,374,984
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Warrants Exercised	0
Private Placement [Member] | AONE [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	3,150,000
Sponsor Earnout Shares [Member] | AONE [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares Surrendered Under Reverse Recapitalization	2,610,000
Markforged Earnout Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Additional Merger Consideration Shares	14,666,667
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customer | Customer		0
Revenue Benchmark [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customer | Customer	0	0
Customer Concentration Risk | Accounts Receivable [Member] | Cash and Cash Equivalents
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Customer Concentration Risk | Revenue Benchmark [Member] | Cash and Cash Equivalents
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Valuation Technique, Discounted Cash Flow [Member] | Level 2
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Fair Value Disclosure | $		$ 4,700